Income tax	12 Months Ended
Dec. 31, 2020
Income tax
Income tax

6.   Income tax

The components of income tax expense recognized in the consolidated statements of income are as follows:

	Year ended
	December 31,
(in thousands of U.S. dollars)	2020	2019	2018
Current tax (benefit) expense	$3,832	4,126	$4,759
Deferred tax (benefit) expense for
Change in temporary differences	1,335	3,341	3,290
Tax loss and tax credit carried forward	393	(196)	247
Change in valuation allowance	4	4	9
Total deferred tax (benefit) expense	1,732	3,149	3,546
Total income tax (benefit) expense	$5,564	7,275	$8,305

Deferred tax (benefit) expense recognized in the consolidated statements of comprehensive income as a component of other comprehensive income (“OCI”) are as follows:

	Year ended
	December 31,
(in thousands of U.S. dollars)	2020	2019	2018
Cash flow hedge derivative instruments	$262	389	$299
Deferred tax (benefit) expense recognized in OCI	$262	389	$299

The reconciliation of the income before tax at the statutory rate in the Marshall Islands to the actual income tax expense for each year is as follows:

	Year ended
	December 31,
(in thousands of U.S. dollars)	2020	2019	2018
Income before tax	$68,709	60,016	$85,927
At applicable statutory tax rate
Amount computed at corporate tax of 0%	—	—	—
Foreign tax rate differences	4,972	5,425	7,513
Permanent differences:
Amended tax return: reinstatement of tax loss carryforward	—	—	—
Tax audit or amended tax return: change in uncertain tax position	385	558	(41)
Non-deductible interest expense	571	1,477	875
Non-deductible withholding tax	625	717	838
Non-deductible loss on derivatives	(114)	120	—
Tax exemptions	(13)	(13)	(36)
Non-deductible other financial items	(106)	194	116
Other non-deductible costs	(18)	45	63
Tax credits	(742)	(1,252)	(1,032)
Adjustment for valuation allowance	4	4	9
Tax expense (benefit) for year	$5,564	7,275	$8,305

Deferred income tax assets (liabilities) are summarized as follows:

	As of
	December 31,
(in thousands of U.S. dollars)	2020	2019
Deferred tax assets:
Accrued liabilities and other payables	$124	$235
Derivative instruments	422	565
Other equipment	8	9
Tax credits carried forward	1,421	1,818
Tax loss carryforward	32	57
Valuation allowance	(32)	(57)

Deferred tax liabilities:
Accrued interest income	(4,575)	(4,123)
Accrued liabilities and other payables	(400)	(385)
Financing lease	(11,328)	(10,451)
Deferred tax assets (liabilities), net	$(14,328)	$(12,332)

The Partnership is not subject to Marshall Islands corporate income taxes. The Partnership's subsidiaries incorporated in Singapore, Indonesia, Cyprus, and the UK are subject to tax on their income, and the Partnership's Columbian subsidiary is subject to tax on certain Colombian source income. For the years ended December 31, 2020, 2019 and 2018, the income tax expense principally related to subsidiaries in Indonesia, Singapore and Colombia. The Singapore subsidiary’s taxable income mainly arises from internal interest income. The charterer in Colombia pays certain taxes directly to the Colombian tax authorities on behalf of the Partnership’s subsidiaries that own and operate the Höegh Grace. The tax payments are a mechanism for advance collection of part of the income taxes for the Colombian subsidiary and a final income tax on Colombian source income for the non-Colombian subsidiary. The Partnership concluded these third-party payments to the tax authorities represent income taxes that must be accounted for under the guidance for income taxes. The amount of non-cash income tax expense was $867, $867 and $852 for the years ended December 31, 2020, 2019 and 2018.

For the year ended December 31, 2017, income tax benefits were recorded of $1,486 and $2,228 for the reinstatement of the tax loss carryforward and the reversal of an uncertain tax position, respectively, due to the amendment of the 2016 tax return of the Indonesian subsidiary. The amendment was a result of a reevaluation of the application of the infrastructure industry exemption to regulations introduced in 2016 placing limitations on interest expense deductions. The infrastructure exemption was also applied by the Indonesian subsidiary for the reported income tax expense for the years ended December 31, 2020, 2019 and 2018.

In December of 2018, the Indonesian tax authorities concluded an audit of corporate income tax filings for the Indonesian subsidiary for the years ended December 31, 2013 and 2014. The outcome of the audit reduced the historical tax loss carryforward, mainly due to disallowed expenses, resulting in a settlement of $885 with respect to the unrecognized tax benefits originating in 2013. For the year ended December 31, 2018, tax benefits of $434 were recorded reflecting a reduction to the uncertain tax position originating in 2013 based on the audit’s conclusion. In addition, there was an increase to the uncertain tax position of $418 for a tax position taken in the 2018 tax return which was not more-likely-than-not to be sustained.

For the years ended December 31, 2020 and 2019, there was an increase to the uncertain tax position of $385 and $558, respectively, for a tax position to be taken in the 2020 and 2019 tax return which is not more-likely-than-not to be sustained. As of December 31, 2020 and 2019, the unrecognized tax benefits were $2,668 and $2,283, respectively.

Benefits of uncertain tax positions are recognized when it is more-likely-than-not that a tax position taken in a tax return will be sustained upon examination based on the technical merits of the position. Changes in the unrecognized tax benefits is summarized below:

	Year ended
	December 31,
(in thousands of U.S. dollars)	2020	2019	2018
Unrecognized tax benefits as of January 1,	$(2,283)	(1,725)	$(2,626)
Decrease related to prior year tax positions	—	—	434
Increase related to current year tax positions	(385)	(558)	(418)
Settlements	—	—	885
Unrecognized tax benefits as of December 31,	$(2,668)	(2,283)	$(1,725)

Tax loss carryforwards of $256 expire between 2021 and 2025. Tax credits carried forward of $430 and $991 expire in 2021 and 2022, respectively. The tax returns of Singapore and Indonesia are subject to examination for four years and five years, respectively, from the year of filing. For Colombia, tax returns are subject to examination for three years from the due date of the return. The tax returns from the years 2016 and subsequent years remain subject to review for Indonesia and Singapore. For Colombia, tax returns from the years 2017 and subsequent years remain subject to review. Refer to note 17.